MARY E. THORNTON
DIRECT LINE: 202 383 0698
Internet: mary.thornton@sablaw.com

May 4, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Teachers Insurance and Annuity Association of America TIAA Separate Account VA-3 (File No. 333-134820)

Commissioners:

On behalf of Teachers Insurance and Annuity Association of America and TIAA Separate Account VA-3, I hereby certify that the form of prospectuses and statement of additional information dated May 1, 2007 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

Please contact the undersigned at (202) 383-0698, Elisabeth M. Bentzinger of our firm at (202) 383-0717, or Lisa A. Pellegrino of our firm at (202) 383-0873 if you have any questions or comments regarding this transmittal.

Sincerely,

Mary E. Thornton

Attachment

cc:	Heidi Hoefler Elisabeth M. Bentzinger Lisa A. Pellegrino